S000020207 [Member] Investment Risks - AMG GW&K Small Cap Value Fund	Dec. 31, 2025
Small Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Real Estate Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Investments in the real estate sector also may be adversely impacted by natural or environmental disasters. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.